UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Value® Fund May 31, 2013 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,185.20	1.03%	$5.61
Class B	1,000.00	1,180.20	1.79%	9.73
Class C	1,000.00	1,180.90	1.79%	9.73
Class R	1,000.00	1,183.70	1.29%	7.02
Institutional Class	1,000.00	1,186.60	0.79%	4.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.03%	$5.19
Class B	1,000.00	1,016.01	1.79%	9.00
Class C	1,000.00	1,016.01	1.79%	9.00
Class R	1,000.00	1,018.50	1.29%	6.49
Institutional Class	1,000.00	1,020.99	0.79%	3.98

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and
top 10 equity holdings
Delaware Value® Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	95.33%
Consumer Discretionary	6.14%
Consumer Staples	11.31%
Energy	14.99%
Financials	11.84%
Health Care	17.64%
Industrials	9.44%
Information Technology	12.32%
Materials	3.09%
Telecommunications	5.55%
Utilities	3.01%
Short-Term Investments	4.19%
Securities Lending Collateral	0.01%
Total Value of Securities	99.53%
Obligation to Return Securities Lending Collateral	(0.01%)
Receivables and Other Assets Net of Other Liabilities	0.48%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Cisco Systems	3.35%
Northrop Grumman	3.26%
Raytheon	3.20%
Occidental Petroleum	3.13%
Quest Diagnostics	3.11%
Intel	3.09%
duPont (E.I.) deNemours	3.09%
Marathon Oil	3.09%
Johnson Controls	3.07%
Lowe’s	3.07%

Statement of net assets
Delaware Value® Fund	May 31, 2013 (Unaudited)

	Number of shares	Value
Common Stock – 95.33%
Consumer Discretionary – 6.14%
* Johnson Controls	1,955,400	$73,053,744
Lowe’s	1,731,100	72,896,621
		145,950,365
Consumer Staples – 11.31%
Archer-Daniels-Midland	2,053,400	66,181,082
CVS Caremark	1,202,571	69,244,038
Kraft Foods Group	1,279,620	70,545,451
Mondelez International Class A	1,498,161	44,135,823
* Safeway	819,371	18,853,727
		268,960,121
Energy – 14.99%
Chevron	559,439	68,671,137
ConocoPhillips	1,133,600	69,535,024
Halliburton	1,681,400	70,366,590
Marathon Oil	2,134,290	73,398,233
Occidental Petroleum	809,200	74,503,044
		356,474,028
Financials – 11.84%
Allstate	1,438,552	69,395,748
Bank of New York Mellon	2,387,500	71,768,250
Marsh & McLennan	1,750,949	70,072,979
Travelers	840,100	70,333,172
		281,570,149
Health Care – 17.64%
Baxter International	979,300	68,874,169
Cardinal Health	1,520,000	71,379,200
Johnson & Johnson	804,356	67,710,688
Merck	1,541,240	71,975,908
Pfizer	2,409,700	65,616,131
Quest Diagnostics	1,197,100	74,028,664
		419,584,760
Industrials – 9.44%
Northrop Grumman	941,209	77,546,209
Raytheon	1,141,300	76,056,232
Waste Management	1,692,590	70,970,299
		224,572,740

	Number of shares	Value
Common Stock (continued)
Information Technology – 12.32%
Cisco Systems	3,311,200	$79,733,696
Intel	3,028,900	73,541,692
Motorola Solutions	1,220,337	70,730,733
Xerox	7,865,100	69,134,229
		293,140,350
Materials – 3.09%
* duPont (E.I.) deNemours	1,318,100	73,536,799
		73,536,799
Telecommunications – 5.55%
AT&T	1,909,200	66,802,908
Verizon Communications	1,346,300	65,268,624
		132,071,532
Utilities – 3.01%
Edison International	1,558,151	71,581,457
		71,581,457
Total Common Stock (cost $1,713,910,741)		2,267,442,301

	Principal amount
Short-Term Investments – 4.19%
≠Discount Notes – 2.05%
Fannie Mae 0.06% 9/16/13	$10,111,632	10,110,449
Federal Home Loan Bank
0.045% 7/24/13	4,658,616	4,658,485
0.05% 7/26/13	2,683,363	2,683,285
0.06% 7/2/13	11,745,363	11,745,176
0.06% 8/14/13	11,204,577	11,203,904
0.06% 8/16/13	3,680,306	3,680,078
0.06% 8/21/13	4,658,616	4,658,308
		48,739,685
Repurchase Agreements – 2.14%
Bank of America 0.03%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$10,322,305 (collateralized by U.S. Government
obligations 0.75%-3.625% 6/15/14-8/15/19;
market value $10,528,725)	10,322,279	10,322,279

Statement of net assets
Delaware Value® Fund

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$40,609,890 (collateralized by U.S. Government
obligations 0.00%-1.75% 8/29/13-1/31/18;
market value $41,421,915)	$40,609,721	$40,609,721
		50,932,000
Total Short-Term Investments (cost $99,669,071)		99,671,685

Total Value of Securities Before Securities
Lending Collateral – 99.52% (cost $1,813,579,812)		2,367,113,986

	Number of shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	132,408	132,408
†@Mellon GSL Reinvestment Trust II	116,910	0
Total Securities Lending Collateral (cost $249,318)		132,408

©Total Value of Securities – 99.53%
(cost $1,813,829,130)		2,367,246,394
**Obligation to Return Securities
Lending Collateral – (0.01%)		(249,318)
Receivables and Other Assets
Net of Other Liabilities – 0.48%		11,563,211
Net Assets Applicable to 164,191,809
Shares Outstanding – 100.00%		$2,378,560,287

Net Asset Value – Delaware Value Fund
Class A ($1,231,114,144 / 84,976,803 Shares)		$14.49
Net Asset Value – Delaware Value Fund
Class B ($5,754,908 / 398,795 Shares)		$14.43
Net Asset Value – Delaware Value Fund
Class C ($114,533,986 / 7,928,168 Shares)		$14.45
Net Asset Value – Delaware Value Fund
Class R ($7,421,579 / 512,721 Shares)		$14.47
Net Asset Value – Delaware Value Fund
Institutional Class ($1,019,735,670 / 70,375,322 Shares)		$14.49

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$2,019,112,401
Undistributed net investment income	5,821,576
Accumulated net realized loss on investments	(199,790,954)
Net unrealized appreciation of investments	553,417,264
Total net assets	$2,378,560,287

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0, which represented 0% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Includes $239,346 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Value® Fund
Net asset value Class A (A)	$14.49
Sales charge (5.75% of offering price) (B)	0.88
Offering price	$15.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends	$27,933,223
Interest	25,802
Security lending income	3,241	$27,962,266

Expenses:
Management fees	6,047,023
Distribution expenses – Class A	1,591,576
Distribution expenses – Class B	30,412
Distribution expenses – Class C	451,033
Distribution expenses – Class R	18,521
Dividend disbursing and transfer agent fees and expenses	1,290,927
Accounting and administration expenses	399,752
Reports and statements to shareholders	90,765
Registration fees	69,978
Legal fees	68,772
Trustees’ fees	48,758
Audit and tax	33,676
Custodian fees	17,286
Insurance fees	15,264
Consulting fees	9,592
Dues and services	9,149
Trustees’ expenses	2,753
Pricing fees	1,508	10,196,745
Less waived distribution expenses – Class A		(262,172)
Less waived distribution expenses – Class R		(3,087)
Less expense paid indirectly		(1,382)
Total operating expenses		9,930,104
Net Investment Income		18,032,162

Net Realized and Unrealized Gain:
Net realized gain on investments		38,788,419
Net change in unrealized appreciation (depreciation) of investments		288,597,073
Net Realized and Unrealized Gain		327,385,492

Net Increase in Net Assets Resulting from Operations		$345,417,654

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Value® Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$18,032,162	$23,124,636
Net realized gain	38,788,419	41,453,130
Net change in unrealized appreciation (depreciation)	288,597,073	81,325,793
Net increase in net assets resulting from operations	345,417,654	145,903,559

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,806,341)	(4,816,694)
Class B	(50,186)	(21,609)
Class C	(668,095)	(265,938)
Class R	(76,418)	(29,632)
Institutional Class	(15,593,225)	(4,369,550)
	(34,194,265)	(9,503,423)

Capital Share Transactions:
Proceeds from shares sold:
Class A	145,218,989	109,872,571
Class B	30,281	60,856
Class C	35,807,884	32,388,224
Class R	1,878,685	2,065,717
Institutional Class	234,251,893	552,056,612

Net assets from merger*:
Class A	—	650,193,937
Class B	—	6,398,421
Class C	—	20,808,551
Class R	—	1,777,133
Institutional Class	—	24,454,778

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	16,854,076	4,528,804
Class B	47,680	18,663
Class C	627,252	248,878
Class R	76,418	29,632
Institutional Class	15,283,720	3,680,677
	450,076,878	1,408,583,454

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(86,451,838)	$(126,711,885)
Class B	(2,023,603)	(2,448,605)
Class C	(10,259,844)	(9,570,858)
Class R	(698,369)	(999,774)
Institutional Class	(82,328,201)	(125,627,646)
	(181,761,855)	(265,358,768)
Increase in net assets derived from capital share transactions	268,315,023	1,143,224,686
Net Increase in Net Assets	579,538,412	1,279,624,822

Net Assets:
Beginning of period	1,799,021,875	519,397,053
End of period (including undistributed net investment
income of $5,821,576 and $21,983,679, respectively)	$2,378,560,287	$1,799,021,875

*See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.440	$10.970	$9.820	$9.100	$7.760	$13.360

0.114	0.225	0.190	0.171	0.205	0.224
2.159	1.439	1.139	0.738	1.389	(4.935)
2.273	1.664	1.329	0.909	1.594	(4.711)

(0.223)	(0.194)	(0.179)	(0.189)	(0.254)	(0.239)
—	—	—	—	—	(0.650)
(0.223)	(0.194)	(0.179)	(0.189)	(0.254)	(0.889)

$14.490	$12.440	$10.970	$9.820	$9.100	$7.760

18.52%	15.40%	13.65%	10.16%	21.21%	(37.78% )

$1,231,114	$988,578	$274,050	$298,110	$302,849	$266,386
1.03%	1.09%	1.10%	1.10%	1.07%	1.00%

1.08%	1.17%	1.30%	1.32%	1.37%	1.26%
1.68%	1.89%	1.78%	1.85%	2.60%	2.11%

1.63%	1.81%	1.58%	1.63%	2.30%	1.85%
7%	13%	24%	29%	27%	43%

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.330	$10.880	$9.740	$9.050	$7.690	$13.240

0.062	0.133	0.109	0.101	0.146	0.142
2.146	1.431	1.141	0.719	1.391	(4.905)
2.208	1.564	1.250	0.820	1.537	(4.763)

(0.108)	(0.114)	(0.110)	(0.130)	(0.177)	(0.137)
—	—	—	—	—	(0.650)
(0.108)	(0.114)	(0.110)	(0.130)	(0.177)	(0.787)

$14.430	$12.330	$10.880	$9.740	$9.050	$7.690

18.02%	14.51%	12.90%	9.16%	20.44%	(38.25% )

$5,755	$6,720	$2,130	$2,513	$2,930	$3,279
1.79%	1.85%	1.85%	1.85%	1.82%	1.75%

1.79%	1.88%	2.00%	2.02%	2.07%	1.96%
0.93%	1.13%	1.03%	1.10%	1.85%	1.36%

0.93%	1.10%	0.88%	0.93%	1.60%	1.15%
7%	13%	24%	29%	27%	43%

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.340	$10.890	$9.750	$9.050	$7.690	$13.250

0.063	0.134	0.109	0.101	0.146	0.142
2.155	1.430	1.141	0.729	1.391	(4.915)
2.218	1.564	1.250	0.830	1.537	(4.773)

(0.108)	(0.114)	(0.110)	(0.130)	(0.177)	(0.137)
—	—	—	—	—	(0.650)
(0.108)	(0.114)	(0.110)	(0.130)	(0.177)	(0.787)

$14.450	$12.340	$10.890	$9.750	$9.050	$7.690

18.09%	14.49%	12.88%	9.28%	20.28%	(38.21% )

$114,534	$74,407	$24,928	$19,377	$23,925	$23,733
1.79%	1.85%	1.85%	1.85%	1.82%	1.75%

1.79%	1.88%	2.00%	2.02%	2.07%	1.96%
0.93%	1.13%	1.03%	1.10%	1.85%	1.36%

0.93%	1.10%	0.88%	0.93%	1.60%	1.15%
7%	13%	24%	29%	27%	43%

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout the period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.400	$10.950	$9.800	$9.090	$7.740	$13.320

0.096	0.194	0.163	0.148	0.185	0.197
2.157	1.423	1.143	0.731	1.393	(4.923)
2.253	1.617	1.306	0.879	1.578	(4.726)

(0.183)	(0.167)	(0.156)	(0.169)	(0.228)	(0.204)
—	—	—	—	—	(0.650)
(0.183)	(0.167)	(0.156)	(0.169)	(0.228)	(0.854)

$14.470	$12.400	$10.950	$9.800	$9.090	$7.740

18.37%	14.96%	13.43%	9.81%	20.98%	(37.90% )

$7,421	$5,219	$1,944	$1,816	$1,957	$1,669
1.29%	1.35%	1.35%	1.35%	1.32%	1.25%

1.39%	1.48%	1.60%	1.62%	1.67%	1.56%
1.43%	1.63%	1.53%	1.60%	2.35%	1.86%

1.33%	1.50%	1.28%	1.33%	2.00%	1.55%
7%	13%	24%	29%	27%	43%

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$12.460	$10.990	$9.830	$9.110	$7.770	$13.380

0.130	0.254	0.216	0.194	0.225	0.250
2.160	1.437	1.146	0.735	1.394	(4.936)
2.290	1.691	1.362	0.929	1.619	(4.686)

(0.260)	(0.221)	(0.202)	(0.209)	(0.279)	(0.274)
—	—	—	—	—	(0.650)
(0.260)	(0.221)	(0.202)	(0.209)	(0.279)	(0.924)

$14.490	$12.460	$10.990	$9.830	$9.110	$7.770

18.66%	15.66%	13.99%	10.39%	21.43%	(37.54% )

$1,019,736	$724,098	$216,345	$106,001	$80,373	$43,914
0.79%	0.85%	0.85%	0.85%	0.82%	0.75%

0.79%	0.88%	1.00%	1.02%	1.07%	0.96%
1.93%	2.13%	2.03%	2.10%	2.85%	2.36%

1.93%	2.10%	1.88%	1.93%	2.60%	2.15%
7%	13%	24%	29%	27%	43%

Notes to financial statements Delaware Value® Fund	May 31, 2013 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually, and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,522 for the six months ended May 31, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $1,382 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund through March 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next

$10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $49,960 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 11, 2012. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (i) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (ii) 0.30% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. DDLP has contracted to limit distribution and service fees through March 28, 2014 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$1,164,462
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	53,524
Distribution fees payable to DDLP	346,727
Other expenses payable to DMC and affiliates*	41,779

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $33,633 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2013, DDLP earned $84,360 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2013, DDLP received gross CDSC commissions of $4, $154 and $329 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $319,075,862 and sales of $133,423,834 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $1,821,175,955. At May 31, 2013, the net unrealized appreciation was $546,070,439 of which $562,672,797 related to unrealized appreciation of investments and $16,602,358 related to unrealized depreciation of investments.

For federal income tax purposes, capital loss carryforwards of $231,188,950 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012 will expire as follows: $101,112,449 expires in 2015, $104,187,511 expires in 2016 and $25,888,990 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,267,442,301	$—	$—	$2,267,442,301
Short-Term Investments	—	99,671,685	—	99,671,685
Securities Lending Collateral	—	132,408	—	132,408
Total	$2,267,442,301	$99,804,093	$—	$2,367,246,394

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	10,627,676	9,222,403
Class B	2,231	5,358
Class C	2,635,946	2,741,273
Class R	139,520	174,093
Institutional Class	17,186,147	46,526,190

Shares from merger:
Class A	—	55,477,298
Class B	—	548,280
Class C	—	1,781,554
Class R	—	151,762
Institutional Class	—	2,084,806

Shares issued upon reinvestment of dividends and distributions:
Class A	1,316,312	412,459
Class B	3,739	1,701
Class C	48,860	22,687
Class R	5,961	2,699
Institutional Class	1,192,893	335,217
	33,159,285	119,487,780

Shares redeemed:
Class A	(6,448,820)	(10,609,262)
Class B	(152,398)	(205,849)
Class C	(787,069)	(804,993)
Class R	(53,507)	(85,434)
Institutional Class	(6,116,140)	(10,515,450)
	(13,557,934)	(22,220,988)
Net increase	19,601,351	97,266,792

For the six months ended May 31, 2013 and the year ended Nov. 30, 2012, 89,101 Class B shares were converted to 88,528 Class A shares valued at $1,175,927 and 96,626 Class B shares were converted to 96,043 Class A shares valued at $1,153,506, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Fund Merger

On May 11, 2012, the Fund acquired all of the assets of the Delaware Large Cap Value Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the Acquiring Fund equal to the aggregate net asset value of shares in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Fund Shares	Fund Shares	Value
Class A	55,477,298	38,375,155	$650,193,937
Class B	548,280	380,474	6,398,421
Class C	1,781,554	1,227,391	20,808,551
Class R	151,762	104,979	1,777,133
Institutional Class	2,084,806	1,444,237	24,454,778

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on May 11, 2012, were as follows:

Net assets	$703,632,820
Accumulated net realized loss	(176,510,238)
Net unrealized appreciation	115,023,072

The net assets of the Acquiring Fund before the acquisition were $748,139,416. The net assets of the Acquiring Fund immediately following the acquisition were $1,451,772,236.

Assuming that the acquisition had been completed on Dec. 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended Nov. 30, 2012, are as follows:

Net investment income	$28,320,213
Net realized gain on investments	48,659,988
Change in unrealized appreciation	127,824,832
Net increase in net assets resulting from operations	204,805,033

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since May 11, 2012.

Notes to financial statements
Delaware Value® Fund

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013 the value of securities on loan was $239,346, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2013 the value of invested collateral was $132,408. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

Notes to financial statements
Delaware Value® Fund

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2013